Property and Equipment, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Computer equipment [Member] CNY	Dec. 31, 2012 Computer equipment [Member] CNY	Dec. 31, 2011 Computer equipment [Member] CNY	Dec. 31, 2013 Disposed Computer Equipment [Member] CNY	Dec. 31, 2012 Disposed Computer Equipment [Member] CNY	Dec. 31, 2011 Disposed Computer Equipment [Member] CNY
Property, Plant and Equipment [Line Items]
Loss on disposal of property and equipment	$ 90,109	545,494	6,978	8,492	545,494	6,978	8,492
Gross carrying amount of computer equipment					7,757,132	56,735	104,843
Accumulated depreciation		22,712,318	26,051,513					7,211,638	49,757	96,351
Impairment loss of property and equipment	$ 289,079	1,750,000